TAXES RECOVERABLE	3 Months Ended
Mar. 31, 2022
Taxes Recoverable
5.	TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	March 31, 2022	December 31, 2021
VAT recoverable	$1,573	$790
GST recoverable	25	26
Income taxes recoverable	2,648	2,548
	$4,246	$3,364